Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,623,349	$ 222,398	¥ 1,925,409	¥ 1,824,626
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	123,650	16,940	167,775	226,086
Amortization of intangible assets	74,334	10,184	76,688	79,104
Amortization of operating lease assets	106,527	14,594	108,111	118,828
Gain on disposal of property and equipment	(1,834)	(251)	(874)	(1,109)
Provision for credit losses	35,293	4,835	(24,359)	8,828
Share of results of equity method investments	109,094	14,946	(29,133)	49,766
Impairment of long-term investments				1,696
Fair value change of short-term investments	(44,881)	(6,149)	(29,699)	116,510
Share-based compensation	192,024	26,307	195,092	168,890
Deferred income taxes	(42,525)	(5,826)	(49,963)	(148,340)
Changes in operating assets and liabilities:
Accounts receivable	77,842	10,664	479,943	203,581
Amounts due from related parties, current	(47,518)	(6,510)	33,205	33,732
Prepaid expenses and other current assets	(57,086)	(7,821)	(244,111)	(149,766)
Amounts due from related parties, non-current	12,527	1,716	(6,629)	(1,890)
Other non-current assets	(33,673)	(4,613)	(192,988)	(101,497)
Accrued expenses and other payables	(135,027)	(18,499)	366,969	534,285
Advance from customers	897	123	9,332	(27,323)
Deferred revenue	(524,687)	(71,882)	(345,550)	(405,882)
Income tax payable	(42,762)	(5,858)	(23,861)	17,779
Amounts due to related parties	13,678	1,874	(2,524)	(4,801)
Other liabilities	(66,084)	(9,053)	38,596	21,972
Net cash generated from operating activities	1,373,135	188,119	2,451,429	2,565,075
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(139,996)	(19,179)	(78,567)	(116,503)
Proceeds from disposal of property and equipment	3,963	543	921	1,721
Purchase of intangible assets			(329)	(1,039)
Acquisition of equity-method investment				(400,000)
Purchase of short-term investments	(21,057,787)	(2,884,905)	(17,512,173)	(18,945,702)
Maturity of short-term investments	18,142,153	2,485,465	18,590,497	16,352,106
Net cash (used in)/generated from investing activities	(3,051,667)	(418,076)	1,000,349	(3,109,417)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	2,051	281	296	748
Payment of dividends	(1,480,752)	(202,862)	(490,990)	(421,680)
Payments for repurchase of ordinary shares	(223,062)	(30,559)	(633,799)	(719,133)
Net cash used in financing activities	(1,701,763)	(233,140)	(1,124,493)	(1,140,065)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	39,260	5,378	(14,612)	168,325
Net (decrease)/increase in cash and cash equivalents and restricted cash	(3,341,035)	(457,719)	2,312,673	(1,516,082)
Cash and cash equivalents and restricted cash at beginning of year	5,128,147	702,553	2,815,474	4,331,556
Cash and cash equivalents and restricted cash at end of year	1,787,112	244,834	5,128,147	2,815,474
Supplemental disclosures of cash flow information:
Income taxes paid	167,172	22,902	199,916	284,332
Purchase of fixed assets included in accrued expenses and other payables	24,569	3,366	35,216	4,743
Dividends declared but not paid	990,529	135,702	984,332
Cash paid for operating lease cost	111,042	15,213	113,000	125,448
Right-of-use assets acquired under operating leases	¥ 15,510	$ 2,125	¥ 192,100	¥ 107,351